Other non-current assets (Tables)	12 Months Ended
Dec. 31, 2019
Other non-current assets
Schedule of other non-current assets

Other non-current assets consist of the following:

	As of December 31,
	2018	2019
	RMB	RMB	US$ (Note 2(d))
Deposits	43,510	42,357	6,084
Loans receivables	31,501	36,003	5,172
Others	6,028	5,563	799
Balance at the end of year	81,039	83,923	12,055